13. Stockholders Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
13. Stockholders Deficit

Note 12 Stockholders Deficit

(A) Common Stock

For the three months ended March 31, 2016 and year ended December, 31 2015, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(1)	$1,718,585	$429,646	$0.25

Common stock issued per Employment Agreement of CEO	(2)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(3)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering	(4)	500,000	500,000	1.00
December 31 2015		$6,751,251	$3,313,366	$0.25-1.00
2016 Equity Transactions

Common Stock issued Board of Directors Compensation	(5)	62,000	42,000	0.60-1.00

Common stock issued pursuant to the Notes or Agreements to Convert	(6)	790,092	197,523	0.25

Common Stock offering	(7)	300,000	300,000	1.00

March 31, 2016		$1,152,092	$539,523	$0.25-1.00

The following is a more detailed description of the Company’s stock issuance from the table above:

(1)	Agreement and Waiver and Agreement to Convert

The Company issued 1,718,585 shares at $0.25 per share, representing $429,646 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 7 above.

(2)	Shares Issued to Chief Executive Officer

In November 2014, the Company entered into an Employment Agreement with its current Chief Executive Officer, which provided for stock based compensation equal to 750,000 of restricted shares, of which 250,000 shares vested in May 2015 and 500,000 shares vested in December 2015. These shares were issued at $0.25 per share and were issued subsequent to December 31, 2015.

(3)	Shares Issued in Connection with Stock Offering

In May 2015, the Company offered to existing shareholders a maximum of 6,666,667 shares of common stock at an issuance cost of $0.60 per share for a total of $4,000,000 (the “May Stock Offering”). The May Stock Offering concluded on November 15, 2015 the Company will issue 3,782,666 shares in connection with three closings.

(4)	Shares Issued in Connection with Stock Offering

In November 2015, the Company offered to new and existing shareholders a maximum of 2,000,000 shares of common stock at an issuance cost of $1.00 per share for a total of $2,000,000 (the “November Stock Offering”). On December 24, 2015, the Company closed subscriptions for 500,000 shares of common stock pursuant to the November Stock Offering, and on January 4, 2016, the stock certificates representing those shares were issued.

(5)	Shares Issued in Board of Directors Compensation

The Company added a new Director in November 2015. The Company issued the Director 50,000 shares of Common Stock at $.60 per share as compensation in February 2016. In addition, this Director agreed to serve as the Company’s Audit Committee Chair, and received 12,000 shares of Common Stock at $1.00 per share as compensation for these additional responsibilities.

(6)	Shares Issued in Connection with the Notes or Agreements to Convert

In connection with the Agreement and Waiver and Agreement to Convert, in February 2016, the Company issued an additional 624,606 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $156,152.

In February 2016, the Company issued 165,486 shares of its common stock upon full conversion of a Note by a 2013 Investor. In total, $229,998 was paid to Investors in February 2016 in cash or shares of common stock.

(7)	Shares Issued in Connection with Offering

On February 19, 2016, the Company completed a second closing of the November Stock Offering representing aggregate gross proceeds to the Company of $300,000, and thereafter issued 300,000 shares of its common stock.

(B) Stock Options

The following is a summary of the Company’s stock option activity:

		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.42	—
Exercised	—	—	—	—
Granted	1,150,000	0.835	1.30
Forfeited/Cancelled	—	—	—	—
Balance- March 31, 2016	1,350,000	0.835	1.30

During 2016 the Company issued 150,000 vested options at $0.60 to a member of the Board of Directors in connection with his appointment to the Board of Directors and to Chairman of its Audit Committee, which cannot be exercised until a majority of shareholders approve the Company’s 2015 Stock Incentive Plan.

During 2016, the Company issued 500,000 options to an employee, which cannot be exercised until a majority of shareholders approve the Company’s 2015 Stock Incentive Plan. The options vest as follows: 200,000 at $0.60 immediately, 150,000 options at $1.20 on November 15, 2016, and 150,000 options at $1.80 on November 15, 2017.

During 2016, the Company issued 500,000 options to an advisor, which cannot be exercised until a majority of shareholders approve the Company’s 2015 Stock Incentive Plan. The options vest as follows: 300,000 at $0.60 immediately and 200,000 options on November 15, 2016 at $0.60.

(C) Stock Warrants

All warrants issued during the year ended December 31, 2014 were accounted for as derivative liabilities, as the warrants contained a ratchet feature. See Note 8. No warrants were issued subsequent to 2014.

As part of the Notes Offering, during 2014, the Company issued 5,390,100 warrants to purchase shares of the Company's common stock with an exercise price of $0.375 per share. The warrants expire 5 years from issuance on various dates during 2019. Of the total warrants to purchase shares of the Company's common stock granted, 4,740,100 were granted to third parties, while 650,000 were granted to related parties, consisting of the Company’s former Chief Executive Officer.

The Black-Scholes assumptions used in the computation of derivative expense for year ended December 31, 2015 is as follows:

Exercise price	$0.375
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.76%
Expected term	5 years

The following is a summary of the Company’s warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2014	9,728,984	0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	0.375	3.2
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, March 31, 2016	9,728,984	0.375	2.7

(D) 2015 Stock Incentive Plan

On April 27, 2015, the Board approved the Company’s 2015 Stock Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, the Board has the sole authority to implement, interpret, and/or administer the Incentive Plan unless the Board delegates (i) all or any portion of its authority to implement, interpret, and/or administer the Incentive Plan to a committee of the Board, or (ii) the authority to grant and administer awards under the Incentive Plan to an officer of the Company. The Incentive Plan relates to the issuance of up to 5,000,000 shares of the Company’s common stock, subject to adjustment, and shall be effective for ten (10) years, unless earlier terminated. Certain options to be granted to employees under the Incentive Plan are intended to qualify as Incentive Stock Options (“ISOs”) pursuant to Section 422 of the Internal Revenue Code of 1986, as amended, while other options granted under the Incentive Plan will be nonqualified options not intended to qualify as Incentive Stock Options ISOs (“Nonqualified Options”), either or both as provided in the agreements evidencing the options described.

The Incentive Plan further provides that awards granted under the Incentive Plan cannot be exercised until a majority of the Company’s shareholders have approved the Incentive Plan. As of March 31, 2016, a majority of the Company’s shareholders had not yet approved the Incentive Plan.

The full terms of the Company’s Incentive Plan are described in Part II, Item 5 of the Company’s Annual Report on Form 10K for the period ended December 31, 2015.

Note 13 Stockholders Deficit

(A) Common Stock

For the years ended December 31, 2015 and December, 31 2014, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share
2014 Equity Transactions

Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001

Common stock issued per mutual release and waiver	(2)	250,000	62,500	0.25
December 31, 2014		1,250,000	63,500	$.001-0.25
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(3)	1,718,585	429,646	0.25

Common stock issued per Employment Agreement of CEO - 500,000 to be issued	(4)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(5)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering - to be issued	(6)	500,000	500,000	1.00
December 31 2015		6,751,251	$3,313,336	$0.25-1.00

The following is a more detailed description of the Company’s stock issuance from the table above:

(1) Warrants Exercised for Cash

In connection with a warrant exercise, a third party paid cash to obtain these shares.

(2) Services Rendered - Related Party

The Company’s former Chief Executive Officer received 1,250,000 restricted unvested shares in association with an employment contract. These restricted shares were to vest as follows: 500,000 on November 15, 2013 with the remaining 750,000 shares to vest evenly (250,000 shares each vesting period) on December 31, 2014, 2015 and 2016. The shares were valued based on a third party cash offering of convertible debt containing an exercise price of $0.25/share. In November 2014, the agreement was terminated and the Company entered into a new Agreement and Mutual Release with that former CEO. As of that date (November 2014), 500,000 of the aforementioned 1,250,000 shares were fully vested. In accordance with the new Agreement and Mutual Release, the Company issued 250,000 shares that vested on December 31, 2014 and the executive retained the 500,000 shares of the previous granted (fully vested) shares. The remaining 500,000 unvested shares were forfeited.

(3) Agreement and Waiver and Agreement to Convert

The Company issued 1,718,585 shares at $0.25 per share, representing $429,646 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 7 above.

(4) Shares Issued to Chief Executive Officer

In November 2014, the Company entered into an Employment Agreement with its current Chief Executive Officer, which provided for stock-based compensation equal to 750,000 of restricted shares, of which 250,000 shares vested in May 2015 and 500,000 shares vested in December 2015. These shares were issued at $0.25 per share and were issued subsequent to December 31, 2015

(5) Shares Issued in Connection with Stock Offering

In May 2015, the Company offered to existing shareholders a maximum of 6,666,667 shares of common stock at an issuance cost of $0.60 per share for a total of $4,000,000 (the “May Stock Offering”). The May Stock Offering concluded on November 15, 2015 the Company issued 3,782,666 shares in connection with three closings.

 (6) Shares Issued in Connection with Stock Offering

In November 2015, the Company offered to new and existing shareholders a maximum of 2,000,000 shares of common stock at an issuance cost of $1 per share for a total of $2,000,000 (the “November Stock Offering”). Through December 31, 2015, the Company will issue 500,000 shares in connection with the first closing of the November Stock Offering.

(B) Additional Paid in Capital and Other Equity Transactions

The following transactions occurred during the period:

(1) Derivative Liability

Reclassification of derivative liability associated with warrants of $0 and $214,769 for the years ended December 31, 2015 and December 31, 2014, respectively.

(2) Services Rendered – Related Parties

Common stock issued for services – related party of $76,312 for the year ended December 31, 2014.

(C) Stock Options

The following is a summary of the Company’s stock option activity:

		Weighted Average	Weighted Average Remaining Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.67	—

Of the total options granted, 100,000 were cancelled in February 2014 upon the resignation of a Board member.

(D) Stock Warrants

All warrants issued during the year ended December 31, 2014 were accounted for as derivative liabilities, as the warrants contained a ratchet feature. See Note 8. No warrants were issued during the year ended December 31, 2015.

As part of the Notes Offering, during 2014, the Company issued 5,390,100 warrants with an exercise price of $0.375 per share. The warrants expire 5 years from issuance on various dates during 2019. Of the total warrants granted, 4,740,100 were granted to third parties, while 650,000 were granted to related parties, consisting of the Company’s former Chief Executive Officer.

The Black-Scholes assumptions used in the computation of derivative expense for year ended December 31, 2015 is as follows:

Exercise price	$0.375
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.76%
Expected term	5 years

The following is a summary of the Company’s warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2013	4,338,884	0.242	4.9
Granted	5,390,100	0.375	5
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	0.375	3.2

During 2014, the Company received $1,000 in connection with the exercise of a warrant to purchase 1,000,000 shares of the Company’s common stock. The warrants had been assigned to the exercising investor from another investor, who originally held warrants exercisable into 2,400,000 shares of the Company’s common stock, and had exercised the warrants into 1,400,000 shares of the Company’s common stock during 2013. There is was no additional compensation expense recorded on this transaction.

D) 2015 Stock Incentive Plan

On April 27, 2015, the Board approved the Company’s 2015 Stock Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, the Board has the sole authority to implement, interpret, and/or administer the Incentive Plan unless the Board delegates (i) all or any portion of its authority to implement, interpret, and/or administer the Incentive Plan to a committee of the Board, or (ii) the authority to grant and administer awards under the Incentive Plan to an officer of the Company. The Incentive Plan relates to the issuance of up to 5,000,000 shares of the Company’s common stock, subject to adjustment, and shall be effective for ten (10) years, unless earlier terminated. Certain options to be granted to employees under the Incentive Plan are intended to qualify as Incentive Stock Options (“ISOs”) pursuant to Section 422 of the Internal Revenue Code of 1986, as amended, while other options granted under the Incentive Plan will be nonqualified options not intended to qualify as Incentive Stock Options ISOs (“Nonqualified Options”), either or both as provided in the agreements evidencing the options described.

The Incentive Plan further provides that awards granted under the Incentive Plan cannot be exercised until a majority of the Company’s shareholders have approved the Incentive Plan. As of March 25, 2016, a majority of the Company’s shareholders had not yet approved the Incentive Plan,

On November 15, 2015, the Board authorized the Company to grant certain securities under the Incentive Plan, in the aggregate amount of up to 3,810,000 options to purchase shares of our common stock, vesting in part immediately and entirely over the next two years, and up to 75,000 shares of our common stock, vesting immediately. As of December 31, 2015, the Company had not yet entered into award agreements with the grantees, or issued shares of common stock or options to purchase shares of common stock under the Incentive Plan.

The full terms of the Company’s Incentive Plan are described in Part II, Item 5 of the Company’s Annual Report on Form 10-K for the period ended December 31, 2015.